SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

a)	Basis of measurement
The consolidated financial statements have been prepared on an historical cost basis, except for certain financial instruments, which are measured at fair value through profit or loss (“FVTPL”), as explained in the accounting policies set out below. Additionally, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

b)	Currency of presentation
The consolidated financial statements are presented in United States dollars (“USD”), which is the functional and presentation currency of the Company and all of its subsidiaries. Certain values are presented in Canadian dollars and described as CAD.

c)	Basis of consolidation
The accounts of the subsidiaries controlled by the Company are included in the consolidated financial statements from the date that control commenced until the date that control ceases. Control is achieved where the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities.
An associate is an entity over which the Company has significant influence and that is neither a subsidiary nor an interest in a joint venture. The Company is presumed to have significant influence if it holds, directly or indirectly, 20% or more of the voting power of the investee. If the Company holds less than 20% of the voting power, other relevant factors are examined by the Company to determine whether it has significant influence.
The factors that may enable the exercise of significant influence include but are not limited to: the proportion of seats on the board of directors being assigned to the Company; the nature of the business decisions that require unanimous consent of the directors; the ability to influence the operating, strategic and financing decisions; and the existing ownership composition regarding the Company’s ability to exercise significant influence.
The principal subsidiaries (operating mine sites and projects) of the Company and their geographic locations at December 31, 2017 were as follows:

Direct Parent Company	Location	Ownership Percentage	Mining Properties and Development Projects Owned
Minera San Rafael, S.A.	Guatemala	100%	El Escobal mine
La Arena S.A.	Peru	100%	La Arena mine
			La Arena II Project
Shahuindo S.A.C.	Peru	100%	Shahuindo mine
Lake Shore Gold Corp.	Canada	100%	Bell Creek mine,
		100%	Timmins West mine,
		100%	Fenn-Gib Project
Temex Resources Corp.	Canada	100%	Juby Project
		79%	Whitney Project

During the year ended December 31, 2016, the Company divested of its ownership interest in Northern Superior Resources which was acquired on April 1, 2016 as part of the Lake Shore Gold acquisition and previously accounted for using the equity method. A gain of $1,059 was recognized in the consolidated statements of operations and total comprehensive income for the year ended December 31, 2016.
Intercompany assets, liabilities, equity, income, expenses and cash flows arising from intercompany transactions are eliminated in full on consolidation.

d)	Foreign currency translation
Transactions in currencies other than the functional currency are recorded at the rates of exchange prevailing on the dates of the transactions. At the end of each reporting period, monetary assets and liabilities that are denominated in foreign currencies are translated at the rates prevailing at that date. Non-monetary items that are measured in terms of historical cost in foreign currencies are not re-translated. Total foreign exchange gains and losses are recognized in earnings. The unrealized portion of foreign exchange gains and losses are disclosed separately in the consolidated statements of cash flows.

e)	Business Combinations
A business combination is defined as an acquisition of assets and liabilities that constitute a business. A business is an integrated set of activities and assets that consist of inputs, including non- current assets, and processes, including operational processes that, when applied to those inputs, have the ability to create outputs that provide a return to the Company and its shareholders. A business also includes those assets and liabilities that do not necessarily have all the inputs and processes required to produce outputs, but can be integrated with the inputs and processes of the Company to create outputs. When acquiring a set of activities or assets in the exploration and development stage, which may not have outputs, the Company considers other factors to determine whether the set of activities or assets is a business.
Business combinations are accounted for using the acquisition method whereby identifiable assets acquired and liabilities assumed, including contingent liabilities, are recorded at their fair values at acquisition date. The acquisition date is the date at which the Company obtains control over the acquiree, which is generally the date that consideration is transferred and the Company acquires the assets and assumes the liabilities of the acquiree. The Company considers all relevant facts and circumstances in determining the acquisition date.
The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the fair values of the assets at the acquisition date transferred by the Company, the liabilities, including contingent consideration, incurred and payable by the Company to former owners of the acquiree and the equity interests issued by the Company. The measurement date for equity interests issued by the Company is the acquisition date. Acquisition-related costs are expensed as incurred.
If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Company reports in its consolidated financial statements provisional amounts for the items for which the accounting is incomplete. During the measurement period, the Company will retrospectively adjust the provisional amounts recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date and, if known, would have affected the measurement of the amounts recognized as of that date. During the measurement period, the Company will also recognize additional assets or liabilities if new information is obtained about facts and circumstances that existed as of the acquisition date and, if known, would have resulted in the recognition of those assets and liabilities as of that date. The measurement period ends as soon as the Company receives the information it was seeking about facts and circumstances that existed as of the acquisition date or learns that more information is not obtainable and shall not exceed one year from the acquisition date.
Non-controlling interests (“NCI”) are the equity in a subsidiary not attributable, directly or indirectly, to a parent. NCI are recorded at their proportionate share of the fair value of identifiable net assets acquired on initial recognition. Goodwill is recognized as the sum of the total consideration (acquisition date fair value) transferred by the Company, including contingent consideration and the NCI in the acquiree, less the fair value of net assets acquired.
Goodwill
Goodwill typically arises on the Company’s acquisitions due to: i) the ability of the Company to capture certain synergies through management of the acquired operation within the Company; and ii) the requirement to record a deferred tax liability for the difference between the assigned fair values and the tax bases of assets acquired and liabilities assumed.
Goodwill is not amortized. The Company performs an impairment test for goodwill annually and when events or changes in circumstances indicate that the related carrying amount may not be recoverable. If the carrying amount of a mine site or project, which is the cash-generating unit, to which goodwill has been allocated exceeds the recoverable amount, an impairment loss is recognized for the amount in excess. The impairment loss is allocated first to reduce the carrying amount of goodwill allocated to the mine site to nil and then to the other assets of the mine site based on the relative carrying amounts of those assets. Impairment losses recognized for goodwill are not reversed in subsequent periods.
Upon disposal or abandonment of a mine site or project to which goodwill has been attributed, the carrying amount of goodwill allocated to that mine site is derecognized and included in the calculation of the gain or loss on disposal or abandonment.

f)	Cash and cash equivalents and restricted cash
Cash and cash equivalents comprise cash balances and deposits with maturities of 90 days or less. Restricted cash comprises cash balances which are restricted from being immediately exchanged or used to settle a transaction and can be classified as either a current or non-current asset depending on the terms of the restriction(s).

g)	Inventories
Finished goods, work-in-process, heap leach ore and stockpiled ore are measured at the lower of average cost or net realizable value. Net realizable value ("NRV") is calculated as the estimated price at the time of sale based on prevailing metal prices less estimated future costs to convert the inventories into saleable form and estimated costs to sell.
Ore extracted from the mine may be stockpiled and subsequently processed into finished goods (gold and by-products in doré or silver and by-products in concentrate form). The costs of finished goods represent the costs of work-in process inventories incurred prior to the sale of doré or concentrate. Costs are included in inventory based on current costs incurred to produce doré and concentrate, including applicable depreciation and depletion of mining interests, and removed at the cost per ounce of doré produced (gold) or cost per tonne of concentrate produced (silver and by-products).
The recovery of gold and by-products from certain oxide ore is achieved through a heap leaching process at the La Arena and Shahuindo mines. Costs are included in heap leach ore inventory based on current mining and leaching costs, including applicable depreciation and depletion of mining interests, and removed from heap leach ore inventory as ounces of gold are recovered at the average cost per recoverable ounce of gold on the leach pads. Estimates of recoverable gold on the leach pads are calculated based on the quantities of ore placed on the leach pads (measured tonnes added to the leach pads), the estimated grade of ore placed on the leach pads, and an estimated recovery percentage.
Supplies are measured at average cost. In the event that the net realizable value of the finished product is lower than the expected cost of the finished product, the supplies used in the finished product are written down to net realizable value. Replacement costs of supplies are generally used as the best estimate of net realizable value.

h)	Mineral interests, plant and equipment
Mineral interests, plant and equipment are carried at cost, less accumulated depreciation and accumulated impairment losses.
On initial acquisition, mineral interests, plant and equipment are valued at cost, being the purchase price and the directly attributable costs of acquisition or construction required to bring the asset to the location and condition necessary for the asset to be capable of operating in the manner intended by management. Land is stated at cost less any impairment in value and is not depreciated, and is included in non-depletable mineral interests. When provisions for closure and decommissioning are recognized, the corresponding cost is capitalized as part of the cost of the related assets, representing part of the cost of acquiring the future economic benefits of the operation. The capitalized cost of closure and decommissioning activities is recognized in mineral interests, plant and equipment and depreciated accordingly.
Each asset or component’s estimated useful life has due regard to both its own physical life limitations and the present assessment of economic viability of the mineral interests benefitting from its use, and to possible future variations in those assessments. Estimates of remaining useful lives and residual values are reviewed on a periodic basis. Changes in estimates are accounted for prospectively.
Borrowing costs directly relating to the financing of a qualifying project are added to the capitalized cost of those projects until such time as the assets are substantially ready for their intended use or sale which, in the case of mineral interests, is when commercial production is achieved.
Expenditure on major maintenance or repairs includes the cost of the replacement of parts of assets and overhaul costs. Where an asset or part of an asset is replaced and it is probable that future economic benefits associated with the item will be available to the Company, the expenditure is capitalized and the carrying amount of the item replaced derecognized. Similarly, overhaul costs associated with major maintenance are capitalized and depreciated over their useful lives where it is probable that future economic benefits will be available and any remaining carrying amounts of the cost of previous overhauls are derecognized. All other costs are expensed as incurred.
Operational mineral interests and mine development
When it has been determined that a mineral interest can be economically developed, the costs incurred to develop such interest are capitalized.
Major development expenditures on producing mineral interests incurred to increase production or extend the life of the mine are capitalized while ongoing mining expenditures on producing mineral interests are charged against earnings as incurred.
Costs associated with commissioning activities are capitalized until the date the Company is ready to commence commercial production.
A mine is ready to commence commercial production when it is capable of operating at levels intended by management. The main criteria management uses to assess operating levels are:

•	Operational commissioning of major mine and plant components is complete;

•	Operating results are being achieved consistently for a period of time;

•	Indicators that these operating results will continue; and

•	Other factors which can include:

◦	Significant milestones for the development of the mineral interests have been achieved;

◦	A significant portion of plant/mill/pad capacity has been achieved;

◦	A significant portion of available funding is directed towards operating activities rather than capital projects; or

◦	A pre-determined, reasonable period of time has passed.
Management may use additional criteria to determine mine-specific operating levels for commercial production.
Any revenues earned during this period are recorded as a reduction in construction capital. These costs are amortized using the units-of-production method (“UOP”) over the life of the mine, commencing on the date of commercial production.
Costs related to the acquisition of land and mineral rights are capitalized as incurred.
Assets under construction are capitalized as construction-in-progress. The cost of construction-in-progress comprises its purchase price and any costs directly attributable to bringing it into working condition for its intended use. Construction-in-progress is not depreciated. Once the asset is complete and available for use it is transferred to mineral interests, plant and equipment and depreciation commences.
Deferred Stripping
In open pit mining operations, it is necessary to remove mine waste materials or overburden to gain access to mineral ore deposits. Stripping costs incurred during the development phase of the mine (prior to commercial production) are capitalized and deferred as part of the cost of building, developing and constructing the mine (included in mineral interests) if the costs relate to anticipated future benefits and meet the definition of an asset. Once commercial production begins, the capitalized stripping costs are amortized using the units of production (“UOP”) method over the estimated life of the component to which they pertain.
During the production phase, to the extent the benefit from the stripping activity is realized in the form of inventory produced, the stripping costs are considered variable production costs and are included in the costs of the inventory during the period in which they are incurred. If the benefit from the stripping activity during the production phase provides access to deeper levels of material that will be mined in future periods, the stripping costs, including directly attributable overhead costs, are capitalized as part of mineral interests and amortized using the UOP method over the estimated life of the component to which they pertain. Stripping costs during the production phase are recognized as an asset if all the following criteria are met:

•	It is possible that the future benefit, i.e. improved access to the ore body, associated with the stripping activity will flow to the entity;

•	The Company can identify the component of the ore body for which access has been improved; and

•	The stripping activity costs associated with the component can be measured reliably.
Stripping activity occurs on separately identifiable components of the open pit and the amount capitalized is calculated by multiplying the tonnes removed for stripping purposes from each identifiable component during the period by the mining cost per tonne. If the stripping costs cannot be attributed to a separately identifiable component, they are allocated to inventory and mineral interests based on the actual waste-to-ore ratio (“strip ratio”) of material extracted compared to the estimated strip ratio.
Depreciation of mineral interests, plant and equipment
The carrying amounts of mineral interests, plant and equipment are depreciated to their estimated residual value over the estimated useful lives of the specific assets concerned, or the estimated life of the associated mine, if shorter. Estimates of residual values and useful lives are reviewed on a periodic basis and any change in estimate is taken into account in the determination of remaining depreciation charges, and adjusted if appropriate, at each reporting period. Changes to the estimated residual values or useful lives are accounted for prospectively. Depreciation commences on the date when the asset is available for use as intended by management.
Units of production basis (“UOP”)
For mineral interests and certain mining equipment, the economic benefits from the asset are consumed in a pattern which is linked to the production level. Except as noted below, such assets are depreciated on a UOP basis. In applying the UOP method, depreciation is normally calculated using the quantity of material extracted from the mine in the period as a percentage of the total quantity of material to be extracted in current and future periods based on life-of-mine reserves and, if appropriate, a portion of the resources where it is considered highly probable that those mineral resources will be economically extracted.
Upon declaration of commercial production, the carrying amounts of mineral interests are depleted using the UOP over the estimated life of mine based on proven and probable mineral reserves and, if appropriate, the portion of mineral resources where it is considered highly probable that those mineral resources will be economically extracted. Economic extraction is considered highly probable for those mineral resources where sufficient drill data exists, geologic interpretation has been undertaken and management has included the mineral resources in the life of mine plan. The life of mine plan represents management’s best estimate of the future economic benefits expected to be obtained from the mineral properties and therefore the production levels contained in these plans may include mineral resources in each of the measured, indicated and/or inferred mineral resources category. The percentage of measured, indicated and/or inferred mineral resources to be included in the estimated recoverable ounces of a mining property and depleted using the unit-of-production method is determined on a site by site basis using the most current life of mine plan for each site and includes considerations of the following factors:

•
The Company’s history of converting mineral resources to mineral reserves at its operations has ranged from 40% to 80%; the Company recognizes past performance may not be indicative of future mineral resource to mineral reserve conversion rates;

•	The type of deposit(s) at each mine site; and

•	The geological characteristics of the ore body and its impact to the costs related to the access of the resources.
At sites where there is a lower confidence of mineral resources or where production calculated in the life of mine models does not exceed the mineral reserves, no mineral resources are included in the estimated recoverable ounces for those sites.
If commercial production commences prior to the determination of proven and probable mineral reserves, depletion is calculated based on the mineable portion of the resource as defined in the life of mine plan.
For the years ended December 31, 2017 and 2016, all of the Company’s operating mines were depleted using the UOP method over the estimated life of mine based on proven and probable reserves and the portion of resources expected to be converted to mineral reserves (depletion at Shahuindo began May 1, 2016, the commencement of commercial production).
Straight line basis
For all other assets depreciation is recognized in earnings or loss on a straight line basis over the estimated useful lives of each part of an item (component), since this most closely reflects the expected pattern of consumption of economic benefits embodied in the asset. The estimated useful lives for assets and components that are depreciated on a straight line basis range from 2 to 20 years.

Depreciated Items	Useful Life
Computer equipment and software	2 - 5 years
Vehicles	3 - 5 years
Mining equipment	2 - 14 years
Ancillary facilities(1)	20 Years
Mineral interests and plant	UOP

(1)	The lessor of 20 years or life of mine (“LOM”).
Impairment and Disposal
At the end of each reporting period the Company reviews whether there is any indication that the assets are impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any. The recoverable amount is the higher of the asset’s fair value less costs to sell and its value in use. Fair value is determined as the amount that would be obtained from the sale of the asset in an arm’s length transaction between knowledgeable and willing parties. In assessing value in use, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount and the impairment loss is recognized in earnings or loss for the period. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash generating unit (“CGU”) to which the asset belongs.
Where an impairment loss subsequently reverses, the carrying amount of the asset (or CGU) is increased to the revised estimate of its recoverable amount, but to an amount that does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or CGU) in prior years. A reversal of an impairment loss is recognized immediately in earnings or loss.
Where an item of mineral interests, plant and equipment is disposed of, it is derecognized and the difference between its carrying value and net sales proceeds is disclosed as earnings or loss on disposal in the consolidated statements of operations and total comprehensive income (loss). Any items of mineral interests, plant or equipment that cease to have future economic benefits are derecognized with any gain or loss included in the financial year in which the item is derecognized.

i)	Exploration and evaluation assets
The cost of exploration and evaluation assets acquired through a business combination or an asset acquisition are capitalized, as are expenditures incurred for the acquisition of land and surface rights. All other exploration and evaluation expenditures are expensed as incurred, including those incurred before the Company has obtained the legal rights to explore an area of interest.
Capitalization of evaluation expenditures commences when the technical feasibility and commercial viability of a project has been reached and hence it is probable that future economic benefits will flow to the Company.
Capitalized exploration and evaluation costs are classified as non-depletable mineral interests within mineral interests, plant and equipment.
Corporate general and administrative costs related to exploration and evaluation assets are expensed as incurred.

j)	Leases
In addition to contracts which take the legal form of a lease, other significant contracts are assessed to determine whether, in substance, they are or contain a lease, if the contractual arrangement contains the use of a specific asset and the right to use that asset. Where the Company receives substantially all the risks and rewards of ownership of the asset, these assets are capitalized at the lower of the fair value of the lease asset or the estimated present value of the minimum lease payments. The corresponding lease obligation is included within lease obligations and accretion expense is recognized over the term of the lease.
The Company will engage in sale and leaseback transactions as part of its financing strategy if and when it is deemed appropriate. Where a sale and leaseback transaction results in a finance lease, any excess of sales proceeds over the carrying amount is deferred and amortized over the lease term. Where a sale and leaseback transaction results in an operating lease, and it is clear that the transaction is established at fair value, any profit or loss is recognized immediately. If the sales price is below fair value, the shortfall is recognized in income immediately, except that, if the loss is compensated for by future lease payments at below market prices, it is deferred and amortized in proportion to the lease payments over the period for which the asset is expected to be used. If the sale price is above fair value, the excess over fair value is deferred and amortized over the period the asset is expected to be used.
Operating leases are not capitalized and payments are included in the consolidated statements of operations and total comprehensive income (loss) on a straight-line basis over the term of the lease.

k)	Provision for site reclamation and closure costs
The Company recognizes a liability for site closure and reclamation costs in the period in which it is incurred for disturbance to date, if a reasonable estimate of costs can be made. The Company records the net present value of estimated future cash flows associated with site closure and reclamation as a liability when the liability is incurred and increases the carrying value of the related assets for that amount. Subsequently, these capitalized costs are amortized over the life of the related assets. At the end of each reporting period, the estimated net present value of reclamation and closure cost obligations is assessed to reflect the passage of time (accretion expense) and changes in the estimated future cash flows underlying any initial estimates.

l)	Financial instruments
Financial assets and liabilities are recognized when the Company or its subsidiaries become party to the contracts that give rise to them and are classified as loans and receivables, financial instruments at FVTPL, held-to-maturity, available for sale financial assets and other liabilities, as appropriate. The Company considers whether a contract contains an embedded derivative when the entity first becomes a party to it. The embedded derivatives are separated from the host contract if the host contract is not measured at FVTPL and when the economic characteristics and risks are not closely related to those of the host contract. Reassessment only occurs if there is a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required.
The Company ceases to recognize financial assets when the contractual rights to the cash flows from the assets expire, or it transfers the rights to receive the contractual cash flows on the financial assets in a transaction in which substantially all the risks and rewards of ownership of the financial assets are transferred. Any interest in transferred financial assets that is created or retained by the Company is recognized as a separate asset.
Other financial liabilities are recognized initially at fair value net of any directly attributable transaction costs. Subsequent to initial recognition, current debt is measured at amortized cost using the effective interest method and the currency swap was measured at FVTPL.
Financial assets at fair value through profit or loss
Financial assets at FVTPL include financial assets held for trading and financial assets designated upon initial recognition as at FVTPL. A financial asset is classified in this category principally for the purpose of selling in the short term, or if so designated by management. The Company holds warrants in certain public companies; the warrants are considered derivatives and measured at fair value, with changes in fair value at each period end recorded in earnings. Transaction costs are expensed as incurred.
Available for sale financial assets
AFS financial assets are those non-derivative financial assets that are designated as such or are not classified as loans and receivables, held-to-maturity investments or financial assets at FVTPL. AFS financial assets are measured at fair value upon initial recognition and at each period end, with unrealized gains or losses being recognized as a separate component of equity in other comprehensive income (loss) until the investment is derecognized or until the investment is determined to be impaired, at which time the cumulative gain or loss previously reported in equity is included in earnings. The Company classifies its investments in certain public companies as AFS.
Loans and receivables
Trade receivables, loans and other receivables that have fixed or determinable payments that are not quoted in an active market are classified as loans and receivables. Loans and receivables are initially recognized at the transaction value and subsequently carried at amortized cost using the effective interest method. Gains and losses are recognized in the statement of operations and comprehensive income when the loans and receivables are derecognized or impaired, as well as through the amortization process. Interest income is recognized by applying the effective interest rate, except for short-term receivables when the recognition of interest would be immaterial.
Other financial liabilities
Other financial liabilities, including loans and borrowings, are recognized initially at fair value, net of transaction costs. After initial recognition, interest bearing loans and borrowings are subsequently measured at amortized cost using the effective interest method. Gains and losses are recognized in earnings when the liabilities are derecognized as well as through the amortization process. Borrowings are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the statement of financial position date, and are derecognized when, and only when, the Company’s obligations are discharged or they expire.
Derivative instruments
Derivative instruments, including embedded derivatives, are recorded at fair value on initial recognition and at each subsequent reporting period. Any gains or losses arising from changes in fair value on derivatives are recorded in the statement of operations and comprehensive income.
Fair values
The fair value of quoted investments is determined by reference to market prices at the close of business on the statement of financial position date. Where there is no active market, fair value is determined using valuation techniques. These include using recent arm’s length market transactions; reference to the current market value of another instrument which is substantially the same; discounted cash flow analysis; and, pricing models.
Impairment of financial assets
Financial assets, other than those recorded at FVTPL, are assessed for indicators of impairment at each period end. A financial asset is considered impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial asset, the estimated future cash flows of the investments have been adversely impacted.
If an available for sale asset is impaired, the change in fair value is transferred to earnings in the period, including cumulative gains or losses previously recognized in other comprehensive income (loss). Reversals of impairment in respect of equity instruments classified as available for sale are not recognized in earnings but included in other comprehensive income (loss).

m)	Share capital
Common shares are classified as equity. Incremental costs directly attributable to the issue of common shares are recognized as a deduction from equity, net of any tax effects.
The Company offers a dividend reinvestment plan for its common shareholders. Participation is optional and under the terms of the plan, cash dividends on common shares are used to purchase additional common shares. The common shares are issued from the Company’s treasury at a 3% discount to the average market price. The Company maintains the right to reduce or eliminate the discount at any time.
The company has suspended the active operation of its dividend reinvestment program effective August 8, 2017.

n)	Revenue recognition
Revenue is recognized when the significant risks and rewards of ownership have passed to the buyer; it is probable that economic benefits associated with the transaction will flow to the Company; the sale price can be measured reliably; the Company has no significant continuing involvement; and the costs incurred or to be incurred in respect of the transaction can be measured reliably. In circumstances where title is retained to protect the financial security interests of the Company, revenue is recognized when the significant risks and rewards of ownership have passed to the buyer.
Revenues and trade receivables on concentrate sales are subject to adjustment upon final settlement of metal prices, weights, and assays as of a date that is typically a few months after the shipment date. The Company records adjustments to concentrate revenues and trade receivables monthly based on quoted forward prices for the expected settlement period. Adjustments for weights and assays are recorded when results are determinable or on final settlement. A portion of trade receivables are therefore measured at FVTPL and changes in value are recorded in revenues. Treatment and refining charges are netted against revenues from metal concentrate sales.
Revenues and trade receivables on doré sales are recorded at the time the refined metal is transferred to the customer’s account.
Until a mine is operating at the level intended by management, revenues will be offset against mineral interests, plant and equipment costs.

o)	Share-based payments
Share-based compensation arrangements in which the Company receives goods or services as consideration for its own equity instruments are accounted for as equity-settled share-based payment transactions. If the fair value of the goods or services received cannot be estimated reliably, the share-based payment transaction is measured at the fair value of the equity instruments granted at the date the Company receives the goods or the services.
The fair value of share-based compensation on the grant date to key management personnel and employees is recognized as an expense, with a corresponding increase in equity, over the period that the optionee becomes unconditionally entitled to the options. The amount recognized as an expense is adjusted to reflect the actual number of share options for which the related service and vesting conditions are met.
The amount payable in respect of share appreciation rights ("SARs"), which are settled in cash, is recognized as an expense with a corresponding increase in liabilities over the period that the rights are exercisable. The liability is measured at each reporting date using the Black-Scholes option pricing model and is recorded at fair value.

p)	Income taxes
Income tax on the earnings or loss for the years presented comprises current and deferred tax. Income tax is recognized in earnings or loss in the statements of operations except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.
Current tax expense is the expected tax payable on the taxable income for the period, using tax rates substantively enacted at period end, adjusted for amendments to tax payable with regards to previous years.
Deferred tax is provided using the balance sheet liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for temporary differences which arise on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting, nor taxable earnings or loss. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the balance sheet reporting date.
A deferred tax asset is recognized only to the extent that it is probable that future taxable earnings will be available against which the asset can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent it is no longer probable that the related tax benefit will be realized.

q)	Earnings (loss) per share
The Company presents basic and diluted earnings (loss) per share (“EPS”) data for its common shares. Basic EPS is calculated by dividing earnings (loss) attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the year.
Diluted EPS is determined by adjusting the earnings (loss) attributable to common shareholders and the weighted average number of common shares outstanding for the effects of all dilutive potential common shares.

r)	Other comprehensive income (loss)
Other comprehensive income (loss) is the change in the Company’s net assets that results from transactions, events and circumstances from sources other than the Company’s shareholders and includes items that are not included in net earnings such as unrealized gains and losses on financial assets classified as AFS, net of income taxes and gains or losses on certain derivative instruments.

s)	Employee benefits
The Company has defined contribution pension plans which cover certain of the Company’s employees. Under the provisions of the plans, the Company contributes a fixed percentage of the employees’ salaries to the pension plans. The employees are able to direct the contributions into a variety of investment funds offered by the plans. Pension costs associated with the Company’s required contributions under the plans are recognized as an expense when the employees have rendered service entitling them to the contribution and are charged to earnings or loss, or capitalized to mining interests for employees directly involved in the specific projects. The Company has no further legal or constructive obligation once the contributions have been paid.

t)	Investments in associates
The Company’s investments in associates are accounted for using the equity method of accounting. Under the equity method, the Company’s investment in an associate is initially recognized at cost and subsequently increased or decreased to recognize the Company's share of earnings and losses of the associate and for impairment losses after the initial recognition date. The Company’s share of an associate’s losses that are in excess of its investment in the associate are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the associate. The Company's share of earnings and losses of associates are recognized in earnings during the period.
After application of the equity method, the Company determines whether it is necessary to recognize an impairment loss on the Company’s investment in an associate. The Company determines at each statement of financial position date whether there is any objective evidence that the investment in the associate is impaired. If this is the case, the Company calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognizes the amount in earnings. When a group entity transacts with an associate of the Company, profits and losses are eliminated to the extent of the Company’s interest in the relevant associate.

u)	Care and Maintenance costs
Under certain circumstances the Company’s operations may be placed on Care and Maintenance status. During such times costs associated with maintaining the mine will be aggregated and reflected on the statement of operations in a separate line. These costs will be reported separately from production costs and will include all necessary costs to sustain the operations during these periods.